PROVISIONS	9 Months Ended
Sep. 30, 2024
Classes of other provisions [abstract]
PROVISIONS	PROVISIONS

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2024	$24.2	$2.2	$9.0	$35.4
Translation differences	0.3	0.1	(0.6)	(0.2)
Provisions made during the period	6.3	10.4	0.4	17.1
Provisions used during the period	(6.1)	(11.6)	(0.4)	(18.1)
Provisions reversed during the period	(0.6)	-	-	(0.6)
Balance at September 30, 2024	$24.1	$1.1	$8.4	$33.6

Long-term provisions				$5.6
Current provisions				28.0
Total				$33.6
The majority of the provisions resulted from repair or replacement of products during their warranty period. The majority of warranty provisions are realized within one year.